SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 24, 2021	Mar. 01, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Subsequent Event
Term of the notes					1 year
Shares outstanding					150,000		0
Convertible Notes Payable [Member]
Subsequent Event
Total aggregate principal amount						$ 600,000
Simple interest rate					2.00%
Term of the notes					5 years
Subsequent Event | Convertible Notes Payable [Member]
Subsequent Event
Term of the notes				5 years
Subsequent Event | Series A Perpetual Convertible Preferred Shares
Subsequent Event
Shares outstanding		150,000
Subsequent Event | Class A Ordinary Shares
Subsequent Event
Shares converted		54,570,816
Subsequent Event | Class B Ordinary Shares
Subsequent Event
Number of shares to be repurchased			48,634,493
Share purchase price			$ 260,000
Share price per share			$ 5.346
Minimum percentage of shares retain under share repurchased agreement	5.00%
Subsequent Event | American Depository Shares
Subsequent Event
Share price per share			$ 32.076